SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	June 30, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.5%
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	$ 500,000	$ 538,017
	City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	1,000,000	1,000,878
	City of New York GO, Series A, 5.00% due 8/1/2043	800,000	880,941
	City of Yonkers (AGM) GO, Series C, 5.00% due 3/15/2025	350,000	354,048
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA), 5.00% due 10/1/2040	500,000	543,533
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	260,433
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2024	250,000	250,373
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026	510,000	523,193
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,040,581
	Long Island Power Authority (Electric System Capital Improvements) (AGC), Series C, 5.25% due 9/1/2029	645,000	697,578
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2040	205,000	206,525
	Series D-1, 5.00% due 11/15/2031	1,000,000	1,016,913
	Monroe County (Monroe Community College Association, Inc.) (AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,372
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,404,659
	New York City Housing Development Corp., Series G, 4.60% due 11/1/2043	250,000	252,496
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD), Series A, 4.45% due 8/1/2043	200,000	200,478
	New York City Housing Development Corp. (FHA), Series A-1, 4.55% due 11/1/2044	300,000	303,297
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	100,117
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	349,713
	Series EE, 4.00% due 6/15/2042	250,000	249,772
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,105,079
	Series A1, 5.00% due 8/1/2038	1,000,000	1,060,155
	Series C, 5.00% due 11/1/2026	500,000	500,487
	New York State Dormitory Authority (AGM, State Aid Withholding),
	Series A, 5.00% due 10/1/2043 - 10/1/2044	600,000	654,190
	Series H, 5.00% due 10/1/2024	155,000	155,160
	New York State Dormitory Authority (Barnard College),
	Series A,
	4.00% due 7/1/2024	200,000	200,006
	5.00% due 7/1/2041	250,000	264,548
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	303,589
	New York State Dormitory Authority (School District Financing Program) (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,613
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	466,400
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	764,728
	Series E, 4.00% due 3/15/2039	350,000	357,275
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A-1, 4.00% due 3/15/2043	500,000	501,656
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	552,537
	New York State Housing Finance Agency (HUD, SONYMA), Series C-1, 4.50% due 11/1/2043	250,000	252,439
	New York Transportation Development Corp. (JFK NTO LLC) AMT, 5.25% due 6/30/2044	250,000	264,582
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2024	290,000	290,010
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	500,000	500,717
	Series 238, 5.00% due 7/15/2040	400,000	437,082
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031 (pre-refunded 10/15/2024)	1,250,000	1,256,160
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027 - 7/1/2034	610,000	624,664
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	250,000	252,912
	Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series A, 5.00% due 11/15/2029	1,000,000	1,001,021
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	697,563
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2034	780,000	789,574
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.5% (Cost $23,957,051)		$24,177,064
	SHORT-TERM MUNICIPAL BONDS — 4.3%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA Barclays Bank plc), Series BB-4, 4.90% due 6/15/2050 (put 7/1/2024)	1,100,000	1,100,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 4.3% (Cost $1,100,000)		$1,100,000
	Total Investments — 98.8% (Cost $25,057,051)		$25,277,064

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	June 30, 2024 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Other Assets Less Liabilities — 1.2%		307,672
Net Assets — 100.0%		$25,584,736

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HUD	Insured by Housing and Urban Development
IDC	Industrial Development Corp.
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.